Goodwill, Net - Schedule of Goodwill, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Goodwill, Net [Abstract]
Begining balance	$ 11,630,956	$ 10,945,553
Acquisition		709,351
Exchange differences	(6,269)	(23,948)
Ending balance	11,624,687	11,630,956
Accumulated impairment	(10,205,471)	(10,205,471)
Goodwill, net	$ 1,419,216	$ 1,425,485